FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 02, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes our assets and liabilities measured and recorded at fair value on a recurring basis as of January 2, 2022 and January 3, 2021:

	January 2, 2022		January 3, 2021
(In thousands)	Total Fair Value	Level 2	Total Fair Value	Level 2
Assets
Prepaid expenses and other current assets
Derivative financial instruments (Note 12)	$3,526	$3,526	$1,997	$1,997

Other long-term assets
Prepaid Forward	32,250	32,250	$66,718	$66,718
Total assets	$35,776	$35,776	$68,715	$68,715

Liabilities
Accrued liabilities
Derivative financial instruments (Note 12)	536	536	2,971	2,971
Total liabilities	$536	$536	$2,971	$2,971